Intangible assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets
Carrying amount	¥ 2,335	$ 320	¥ 13,320
Gross carrying amount [member]
Intangible assets
Carrying amount	3,717		15,045
Gross carrying amount [member] | Software [Member]
Intangible assets
Carrying amount	3,717		3,717
Gross carrying amount [member] | Customer contracts [Member]
Intangible assets
Carrying amount	0		11,328
Accumulated amortization [Member]
Intangible assets
Carrying amount	¥ (1,382)		¥ (1,725)